CONCENTRATION OF RISKS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Customer Developer	Dec. 31, 2024 Customer Developer	Dec. 31, 2023 Developer Customer
Concentration of risk [Abstract]
Number of third party-logistics services provider, third-party game developer or other third-party business partner | Developer	0	0	0
Number of major customers | Customer	0	0	0
Minimum amount of single remittance may not be processed without approval | $	$ 1
Minimum amount of annual aggregate remittance may not be processed without approval | $	$ 50
Minimum [Member]
Concentration of risk [Abstract]
Term of game license agreements	3 years
Credit Concentration Risk [Member]
Concentration of risk [Abstract]
Number of single loan customers | Customer	0	0